UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05531

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BARINGS PARTICIPATION INVESTORS

(Exact name of registrant as specified in charter)

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300 South Tryon Street

Suite 2500

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

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Corporation Service Company (CSC)

251 Little Falls Drive, Wilmington, DE 19808

(name and address of agent for service)

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Registrant's telephone number, including area code:

(704) 805-7200

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1.  Proxy Voting Record.

The Registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Participation Investors

By:	/s/ Christina Emery
Christina Emery, President

Date:	August 31, 2022